Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 12,996	$ 7,341
Deposits and collateral provided in connection with litigation, regulatory and similar matters	769	1,946
Prepaid expenses	1,731	1,679
Current tax assets	1,516	1,546
VAT, withholding tax and other tax receivables	1,533	1,233
Properties and other non-current assets held for sale	425	196
Assets of disposal groups held for sale		1,705
Other	1,638	2,119
Total other non-financial assets	$ 20,609	$ 17,766